Catalyst Small-Cap Insider Buying Fund

Catalyst Insider Buying Fund

Catalyst Buyback Strategy Fund

Catalyst IPOX Allocation Fund

Catalyst Dynamic Alpha Fund

Catalyst/Groesbeck Growth of Income Fund

Catalyst/MAP Global Equity Fund

Catalyst/Lyons Tactical Allocation Fund

Catalyst MLP & Infrastructure Fund

Each a series of

Mutual Fund Series Trust

Incorporated herein by reference is the definitive version of the prospectus for Catalyst Small-Cap Insider Buying Fund, Catalyst Insider Buying Fund, Catalyst Buyback Strategy Fund, Catalyst IPOX Allocation Fund, Catalyst Dynamic Alpha Fund, Catalyst/Groesbeck Growth of Income Fund, Catalyst/MAP Global Equity Fund, Catalyst/Lyons Tactical Allocation Fund, and Catalyst MLP & Infrastructure Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, on November 2, 2018, (SEC Accession No. 0001580642-18-005189).